Material accounting policies (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Material accounting policies
Cash and cash equivalents	€ 64,115	€ 30,001	€ 22,729	€ 34,186
Financial assets	€ 33,670	€ 18,000